CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operations	¥ 51,715	¥ 5,582	¥ 100,695
Income tax paid	(624)	(6,425)	(13,934)
Net cash generated from/(used in) operating activities	51,091	(843)	86,761
Cash flows from investing activities
Net cash used in business combinations	(7,273)	(69,951)	(28,880)
Proceeds from disposal of property, plant and equipment	166	11
Purchase of and deposit paid for property, plant and equipment	(33,237)	(38,355)	(69,112)
Purchase of and deposit paid for intangible assets	(205)	(6,807)	(6,886)
Deposit of long term investment		(21,287)	(31,231)
Deposit from investors	20,000
Repayment of long term investment			6,791
Restricted cash	8,712	(8,712)
Balances with related parties	1,550	(3,446)	13,154
Interest income received	113	1,185	388
Proceeds from disposal of subsidiaries	(1,351)	19,994	1,604
Net cash used in investing activities	(11,525)	(127,368)	(114,172)
Cash flows from financing activities
Proceeds from borrowings	97,880	276,595	139,765
Repayment of borrowings	(68,928)	(217,675)	(103,865)
Repayment of lease liabilities	(50,575)	(59,646)	(49,691)
Proceeds from other borrowings	143,018	3,000
Repayment of other borrowings	(152,687)	(3,915)
Proceeds from convertible note, net		32,797
Interest paid	(12,828)	(10,541)	(11,786)
Capital contribution from non-controlling interests			2,793
Dividends paid to non-controlling interests	(1,115)	(936)	(3,775)
Share repurchase		(1,982)
Issuance of shares, net			181,911
Repayment of convertible note			(75,791)
Net cash generated from/(used in) financing activities	(45,235)	17,697	79,561
Net increase/(decrease) in cash and cash equivalents	(5,669)	(110,514)	52,150
Cash and cash equivalents at beginning of the year	44,384	154,490	101,886
Effect of changes in foreign exchange rates	574	408	454
Cash and cash equivalents at end of the year	¥ 39,289	¥ 44,384	¥ 154,490